Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001903145
Entity Registrant Name	Gorilla Technology Group Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41448
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	64 North Row
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1K 7DA
Entity Common Stock, Shares Outstanding	26,188,972
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	64 North Row
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1K 7DA
Contact Personnel Name	Jayesh Chandan
City Area Code	44
Local Phone Number	2039880574
Warrants [member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GRRRW
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GRRR
Security Exchange Name	NASDAQ